LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
LEASE OBLIGATIONS
NOTE I – LEASE OBLIGATIONS

The Company is committed under several long-term operating leases which provide for minimum lease payments. Certain leases contain options for renewal. Total rental expense under these operating leases amounted to $421,000 and $249,000 as of December 31, 2014 and 2013, respectively.

The Company is also committed under one long-term capital lease agreement. The capital lease agreement had an outstanding balance of $1,154,000 and $1,286,000 at December 31, 2014 and 2013, respectively (included in other liabilities). This lease has a remaining term of 7 years at December 31, 2014. Assets related to the capital lease are included in premises and equipment and the cost consists of $2.6 million less accumulated depreciation of approximately $866,313 and $605,712 at December 31, 2014 and 2013, respectively.

Minimum future lease payments for the operating and capital leases at December 31, 2014, were as follows:

	Operating
	Leases	Capital Lease
	(In thousands)

2015	$481	$166
2016	473	168
2017	214	191
2018	141	191
2019	141	191
Thereafter	687	364

Total Minimum Lease Payments	$2,137	$1,271

Less: Amount representing interest		(117)

Present value of minimum lease payments		$1,154